Income Taxes - Components of income/(loss) before tax and income tax expense/(benefit) for PRC and non-PRC operations (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income/(loss) arising from PRC operations		¥ (158,671)	¥ (235,019)	¥ 28,133
Income/(loss) arising from non-PRC operations		37,442	(17,466)	515,095
Income/(loss) before tax from continuing operations	[1]	(196,113)	(252,485)	543,228
Income tax expense/(benefit) relating to PRC operations		(6,037)	20,581	18,977
Income tax expense/(benefit) relating to non-PRC operations		(64,357)		96,606
Income tax expense/(benefit)	[1]	¥ (70,394)	¥ 20,581	¥ 115,583
Effective tax rate for PRC continuing operations		3.80%	(8.80%)	67.50%
Effective tax rate for the Group		35.90%	(8.20%)	21.30%

[1]	The gain on disposal of available-for-sale debt investments, income before tax from continuing operations and the income tax expense for the year ended December 31, 2020 have been restated. Refer to Note 2(b) for further information.